UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23890

Exact name of registrant as specified in charter:	Macquarie ETF Trust

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2024

Item 1. Reports to Stockholders
Annual report
Macquarie Global Listed Infrastructure ETF
March 31, 2024
Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting etf.macquarie.com or calling 844 469-9911.
Investors should read the prospectus and the summary prospectus carefully before investing.
You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit etf.macquarie.com.

Portfolio management review 1
Performance summary 3
Disclosure of Fund expenses 5
Security type / country and sector allocations and top 10 equity holdings 7
Schedule of investments 9
Statement of assets and liabilities 11
Statement of operations 12
Statement of changes in net assets 13
Financial highlights 14
Notes to financial statements 15
Report of independent registered public accounting firm 24
Other Fund information 25
Board of trustees and officers addendum 28
If you are interested in learning more about creating an investment plan, contact your financial advisor.
Macquarie Asset Management (MAM) is the asset
management division of Macquarie Group. MAM
is an integrated asset manager across public
and private markets offering a diverse range of
capabilities, including real assets, real estate, credit,
equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008
583 542 (“Macquarie Bank”), any Macquarie
Group entity noted in this document is not
an authorized deposit-taking institution
for the purposes of the Banking Act 1959
(Commonwealth of Australia). The obligations
of these other Macquarie Group entities do
not represent deposits or other liabilities of
Macquarie Bank. Macquarie Bank does not
guarantee or otherwise provide assurance
in respect of the obligations of these other
Macquarie Group entities. In addition, if this
document relates to an investment, (a) the
investor is subject to investment risk including
possible delays in repayment and loss of income
and principal invested and (b) none of Macquarie
Bank or any other Macquarie Group entity
guarantees any particular rate of return on or
the performance of the investment, nor do they
guarantee repayment of capital in respect of the
investment.
The Fund is governed by US laws and regulations.
Unless otherwise noted, views expressed herein are
current as of March 31, 2024, and subject to change
for events occurring after such date. These views
are not intended to be investment advice, to forecast
future events, or to guarantee future results.
The Fund is not FDIC insured and is not guaranteed.
It is possible to lose the principal amount invested.
All third-party marks cited are the property of their
respective owners.
© 2024 Macquarie Management Holdings, Inc.

Portfolio management review
Macquarie Global Listed Infrastructure ETF
March 31, 2024 (Unaudited)
1
Market review
The period from the Fund's inception on November 28, 2023 to the end of March 2024 saw a
continuation of many familiar storylines. Inflation and the responding rate-hiking cycle continued
to exert pressure on certain pockets of the global economy and financial markets, but none with enough severity to tip the overall economy into recession.
Inflation continued along a slow and bumpy descent from its highs, but questions remained about the “last mile.” The US Federal Reserve kept interest rates unchanged in the first quarter of 2024, with the federal funds target range currently at 5.25 to 5.5%. Bond yields generally rose throughout the quarter. Other central banks have moved to an easing stance as well, including the European Central Bank. One major exception is the Bank of Japan, which raised short-term interest rates for the first time in 17 years and abandoned its negative interest rate policy as wage growth and inflation continue to rise. Separately, China continued to gradually ease both fiscal and monetary policy.
Labor markets remained historically strong and economic growth continued near long-term trends.
Interest rates drifted higher as solid growth delayed projections for the beginning of a rate-cutting cycle. Despite higher rates, enthusiasm about the mere prospects for cuts without the recession that typically accompanies them fueled gains as equity markets continued their ‘risk-on’ trade.
Against this backdrop, the listed Infrastructure index underperformed global equities during the period.
Source: Bloomberg, unless otherwise noted.
Within the Fund
For the period from its inception on November 28, 2023, to March 31, 2024, Macquarie Global
Listed Infrastructure ETF underperformed its broad-based, primary benchmark, the MSCI World
Index. The Fund gained 1.97% at net asset value (NAV) and advanced 2.45% at market price. For the same period, the benchmark gained 14.68%. The Fund also underperformed its secondary benchmark, the S&P Global Infrastructure Index (net), which gained 5.74% during the period.
Key sector contributors to the Fund's performance included stocks in the airports and rail sectors, while the communications infrastructure and water sectors detracted from performance.
Performance preview (for the period ended March 31, 2024)
Lifetime
Macquarie Global Listed Infrastructure ETF
(Inception date: November 28, 2023)
Net asset value +1.97%
Market price +2.45%
MSCI World Index (net) (primary benchmark) +14.68%
S&P Global Infrastructure Index (net) (secondary benchmark) +5.74%

Portfolio management review
Macquarie Global Listed Infrastructure ETF
2
The airports sector was a strong contributor to performance during the period. Swiss airport company Flughafen Zurich AG  was a notable performer buoyed by recovering traffic volume, though the company does not yet expect traffic to be back to 2019 (pre-pandemic) levels this year.
Within the rail sector, Canadian National Railway Co. outperformed, in-line with the North
American railroads sector, due to optimism about a volume and earnings recovery in the second half of 2024. The airports sector also performed well during the first quarter of 2024. Japanese rail companies East Japan Railway Co.  and West Japan Railway Co.  were also meaningful contributors during the period.
Among the detractors, the communications infrastructure sector underperformed as the market shifted to “risk-on” mode. Spanish Cellnex Telecom SA and US-based Crown Castle Inc. were the significant detractors in the sector. Crown Castle underperformed as bond yields increased in the US. The company considered options for selling down non-core fiber assets, while also seeking new management under the guidance of significant shareholder Elliott Investment
Management.
The water utility sector also underperformed due to rising UK bond yields and the fallout from negative press reports, with UK water companies Severn Trent PLC , United Utilities Group
PLC , and Pennon Group PLC leading this underperformance. On a risk-adjusted basis, the
UK water sector continues to be one of the more attractive parts of our investment universe, combining all the desired characteristics that we look for in an investment, including highly transparent regulation, high growth rates, and attractive valuations.
At the end of the period, the Fund held positions in 27 stocks in 12 countries across 4 infrastructure sectors.
Sources: Bloomberg and company financial statements, unless otherwise noted.

Performance summary
Macquarie Global Listed Infrastructure ETF
March 31, 2024 (Unaudited)
3
The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 844 469-9911 or visiting etf.macquarie.com.
Fund and benchmark performance
1
Average total returns through March 31, 2024
Lifetime
Macquarie Global Listed Infrastructure ETF
(Inception date: November 28, 2023)
Net asset value +1.97%
Market price +2.45%
MSCI World Index (net) (primary benchmark) +14.68%
S&P Global Infrastructure Index (net) (secondary benchmark) +5.74%
1
The returns reflect the theoretical reinvestment of distributions, if any, in the Fund as of ex-date.

Performance summary
Macquarie Global Listed Infrastructure ETF
4
Performance of a $10,000 investment
1
For the period November 28, 2023 (inception of Fund) through March 31, 2024
1
The “Performance of a $10,000 investment” graph assumes $10,000 invested in the Fund on November 28, 2023, and includes the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.
The graph also assumes $10,000 invested the MSCI World Index, as of November 28, 2023. The MSCI World represents large- and mid-cap stocks across 23 developed market countries worldwide. The index covers approximately 85% of the free float-adjusted market capitalization in each country. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate. Index “gross” return approximates the maximum possible dividend reinvestment. The S&P Global Infrastructure Index, is composed of 75 of the largest publicly listed companies in the global infrastructure industry. The index has balanced weights across three distinct infrastructure clusters: energy, transportation, and utilities. The “net total return” index reinvests regular cash dividends after the deduction of applicable withholding taxes.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Disclosure of Fund expenses
Macquarie Global Listed Infrastructure ETF
For the period from November 28, 2023* to March 31, 2024 (Unaudited)
5
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your ETF shares, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and
other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from November 28, 2023* to March 31, 2024.
Actual expenses
The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of your ETF shares, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
Macquarie Global Listed Infrastructure ETF
For the period from November 28, 2023* to March 31, 2024 (Unaudited)
6
Expense analysis of an investment of $1,000
* The Fund commenced operations on November 28, 2023.
** “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 125/366 (to reflect the actual days since inception).
In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The table above does not reflect the expenses of any Underlying Funds.
Beginning
Account
Value
11/28/23
*
Ending
Account
Value
3/31/24
Annualized
Expense
Ratio
Expenses
Paid
During
Period
11/28/23
*
to
3/31/24
**
Actual Fund return $1,000.00 $1,019.70 0.49% $1.69
Hypothetical 5% return
  (5% return before expenses) $1,000.00 $1,015.40 0.49% $1.69

Security type / country and sector allocations and top 10
equity holdings
Macquarie Global Listed Infrastructure ETF
7
As of March 31, 2024 (Unaudited)
Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.
Security type / country Percentage of net assets
Common Stocks 99.38%
Australia 3.70%
Canada 5.87%
Denmark 4.65%
France 2.95%
Greece 1.92%
Italy 13.82%
Japan 4.93%
New Zealand 1.49%
Spain 3.28%
Switzerland 4.24%
United Kingdom 23.13%
United States of America 29.40%
Short-Term Investments 0.48%
Total Value of Securities 99.86%
Receivables and Other Assets Net of Liabilities 0.14%
Total Net Assets 100.00%
Security type / sector Percentage of net assets
Common Stocks 99.38%
Airports 11.11%
Communications Infrastructure 7.48%
Electric Utility
*
30.93%
Electricity and Gas Distribution 3.52%
Electricity Generation 4.65%
Electricity Transmission 3.54%
Energy Infrastructure 8.05%
Rail/Other Transportation 7.93%
Toll Roads 2.95%
Water 19.22%
Short-Term Investments 0.48%
Total Value of Securities 99.86%
Receivables and Other Assets Net of Liabilities 0.14%
Total Net Assets 100.00%

Security type / country and sector allocations and top 10
equity holdings
Macquarie Global Listed Infrastructure ETF
8
Top 10 equity holdings are for informational purposes only and are subject to change at any time.
They are not a recommendation to buy, sell, or hold any security.
*The Fund has adopted a fundamental policy to concentrate its investments in the securities of companies in the infrastructure industry as described in the Fund's Prospectus and Statement of Additional Information. The Electric Utility Sector (as disclosed here for financial reporting purposes only) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Electric Utility sector consisted of
Electric Utilities and Multi-Utilities. As of March 31, 2024, such amounts, as a percentage of total net assets were 23.28% and 7.65%, respectively.
Top 10 equity holdings Percentage of net assets
United Utilities Group plc 6.72%
NextEra Energy, Inc. 6.24%
Severn Trent plc 5.21%
Essential Utilities, Inc. 4.75%
Orsted A/S 4.65%
National Grid plc 4.53%
Snam SpA 4.35%
Flughafen Zurich AG 4.24%
Crown Castle, Inc. 4.20%
SSE plc 4.13%

Schedule of investments
Macquarie Global Listed Infrastructure ETF
9
March 31, 2024
Number of
shares Value (US $)
Common Stocks — 99.38%
Δ
Australia - 3.70%
APA Group 34,127 $ 187,029
187,029
Canada - 5.87%
Canadian National Railway Co. 1,153 151,829
Hydro One Ltd. 144A
#
4,970 144,930
296,759
Denmark - 4.65%
Orsted A/S 144A
#,†
4,226 234,959
234,959
France - 2.95%
Vinci SA 1,166 149,393
149,393
Greece - 1.92%
Athens International Airport SA
†
10,562 96,856
96,856
Italy - 13.82%
Enav SpA 144A
#
41,799 174,968
Enel SpA 18,945 125,065
Snam SpA 46,531 219,675
Terna - Rete Elettrica Nazionale 21,648 178,899
698,607
Japan - 4.93%
East Japan Railway Co. 7,800 149,400
West Japan Railway Co. 4,800 99,881
249,281
New Zealand - 1.49%
Auckland International Airport Ltd. 15,124 75,449
75,449
Spain - 3.28%
Cellnex Telecom SA 144A
#
4,696 166,022
166,022
Switzerland - 4.24%
Flughafen Zurich AG 944 214,162
214,162
United Kingdom - 23.13%
National Grid plc 17,015 228,929
Pennon Group plc 15,720 128,470
Severn Trent plc 8,447 263,336
SSE plc 10,027 208,817

Schedule of investments
Macquarie Global Listed Infrastructure ETF
10
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Common Stocks (continued)
United Kingdom (continued)
United Utilities Group plc 26,168 $ 339,858
1,169,410
United States of America - 29.40%
CMS Energy Corp. 2,616 157,849
Crown Castle, Inc. 2,005 212,189
Essential Utilities, Inc. 6,474 239,862
Eversource Energy 2,960 176,919
Exelon Corp. 5,482 205,959
NextEra Energy, Inc. 4,935 315,396
Sempra 2,478 177,995
1,486,169
Total Common Stocks (cost $4,986,834) 5,024,096
Short-Term Investments - 0.48%
Money Market Mutual Funds - 0.48%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day effective
yield 4.79%) 24,251 24,251
Total Short-Term Investments (cost $24,251) 24,251
Total Value of Securities — 99.86%
      (cost $5,011,085) 5,048,347
Receivables and Other Assets Net of Liabilities — 0.14% 7,208
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $ 5,055,555
Δ
Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 7 in "Security type / country and sector allocations and top 10 equity holdings."
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2024, the aggregate value of Rule 144A securities was $720,879, which represents 14.26% of the Fund's net assets. See Note 7 in “Notes to financial statements."
†
Non-income producing security.
Summary of abbreviations:
AG – Aktiengesellschaft
SpA – Stand-by Purchase Agreement

Statement of assets and liabilities
Macquarie Global Listed Infrastructure ETF
11
March 31, 2024
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 5,048,347
Foreign currency, at value** 18
Cash 2,116
Dividends receivable 7,159
Total Assets 5,057,640
Liabilities:
Management fees payable to affiliates 2,085
Total Liabilities 2,085
Total Net Assets $ 5,055,555
Net Assets Consist of:
Paid-in-capital $ 5,000,000
Total distributable earnings (loss) 55,555
Total Net Assets $ 5,055,555
Shares outstanding (unlimited amount authorized, no par value) 200,000
Net asset value per share $ 25.28
*Investments, at cost $ 5,011,085
**Foreign currency, at cost 18

Statement of operations
Macquarie Global Listed Infrastructure ETF
For the period November 28, 2023* to March 31, 2024
12
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 60,419
Foreign tax withheld (4,590)
55,829
Expenses:
Management fees 8,385
Total operating expenses 8,385
Net Investment Income (Loss) 47,444
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments 13,894
Foreign currencies (460)
Net realized gain (loss) 13,434
Net unrealized appreciation (depreciation) on:
Investments 37,262
Foreign currencies (28)
Net unrealized appreciation (depreciation) 37,234
Net Realized and Unrealized Gain (Loss) 50,668
Net Increase (Decrease) in Net Assets Resulting from Operations $ 98,112

Statement of changes in net assets
Macquarie Global Listed Infrastructure ETF
13
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
For the period
November 28, 2023
*
to March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss) $ 47,444
Net realized gain (loss) 13,434
Net unrealized appreciation (depreciation) 37,234
Net increase (decrease) in net assets resulting from operations 98,112
Dividends and Distributions to Shareholders from:
Distributable earnings (42,557)
(42,557)
Capital Share Transactions:
1
Proceeds from shares sold 5,000,000
Increase in net assets derived from capital share transactions 5,000,000
Net Increase (Decrease) in Net Assets 5,055,555
Net Assets:
Beginning of period –
End of period $ 5,055,555
Capital Share Transactions:
Beginning of period –
Shares subscribed in-kind 200,000
Shares outstanding, end of period 200,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Macquarie Global Listed Infrastructure ETF
14
See accompanying notes, which are an integral part of the financial statements.
Selected data for the Fund outstanding throughout the period were as follows:
For the period
November 28, 2023
1
to March 31, 2024
Net asset value, beginning of period ............................ $ 25 .00
Income (loss) from investment operations: —
Net investment income
2
....................................... 0 .24
Net realized and unrealized gain ................................. 0 .25
Total from investment operations ................................ 0.49
Less dividends and distributions from: —
Net investment income ....................................... ( 0 .21 )
Total dividends and distrib u tions ................................. (0.21)
Net asset value, end of period ................................. $ 25.28
Total return
3
............................................... 1.97%
Ratios and supplemental data: $5,056
Net assets, end of period (000 omitted) ............................ $ 5,056
Ratio of expenses to average net assets
4
.......................... 0.49%
Ratio of net investment income to average net assets ................. 2.75%
Portfolio turnover
5
............................................ 11%
1
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Expense ratios do not include expenses of any investment companies in which the Fund invests.
5
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
15
March 31, 2024
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers three series.
These financial statements and the related notes pertain to Macquarie Global Listed Infrastructure
ETF (the Fund). The Fund commenced operations on November 28, 2023 . The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by Delaware Management Company (DMC or the Manager). Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are
“more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the period ended March 31, 2024 , and has concluded that no provision for federal income tax is required in the Fund’s financial statements.
If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the period ended
March 31, 2024 , the Fund did not incur any interest or tax penalties.

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
16
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.”  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.
Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention.
The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment
1. Significant Accounting Policies (continued)

17
income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.49% on the Fund's average daily net assets.
From the unitary management fees, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
At March 31, 2024, Macquarie Management Holdings, Inc. directly owned 95.00% of the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
18
3. Investments
For the period ended March 31, 2024 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the period ended March 31, 2024, investment transactions related to in-kind purchases and sales were as follows:
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2024 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Purchases $ 535,679
Sales 546,656
Purchases $ 4,986,075
Sales —
Cost of investments $ 5,015,583
Aggregate unrealized appreciation of investments $ 194,027
Aggregate unrealized depreciation of investments (161,263)
Net unrealized appreciation of investments $ 32,764

19
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024 :
During the period ended March 31, 2024 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
March 31, 2024 , there were no Level 3 investments.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 5,024,096 $ – $ – $ 5,024,096
Short-Term Investments 24,251 – – 24,251
Total Value of Securities $ 5,048,347 $ – $ – $ 5,048,347
3. Investments (continued)

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
20
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period ended March 31, 2024 were as follows:
5. Components of Net Assets on a Tax Basis
As of March 31, 2024, the components of net assets on a tax basis were as follows:
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the period ended March 31, 2024 , the Fund had no reclassifications.
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
11/28/23
*
to 3/31/24
Ordinary income $ 42,557
* Date of commencement of operations.
Shares of beneficial interest $ 5,000,000
Undistributed ordinary income 22,819
Unrealized appreciation (depreciation) of investments and foreign currencies 32,736
Net assets $ 5,055,555

21
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. exchange and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statement of changes in net assets."
7. Certain Principal Risks of the Fund
Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the
Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Infrastructure industry risk — Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors.
Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates;
inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.
The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable
6. Issuance and Redemption of Fund Shares  (continued)

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
22
political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the
Securities Act of 1933.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc.
(the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.
There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
7. Certain Principal Risks of the Fund (continued)

23
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to
March 31, 2024 , that would require recognition or disclosure in the Fund's financial statements.

Report of independent registered public accounting firm
24
To the Board of Trustees of Macquarie ETF Trust and Shareholders of Macquarie Global Listed
Infrastructure ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Global Listed Infrastructure ETF (one of the Funds constituting
Macquarie ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 28, 2023 (commencement of operations) through March 31,
2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period
November 28, 2023 (commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 24, 2024
We have served as the auditor of one or more Macquarie
®
investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Global Listed Infrastructure ETF
25
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the period ended March 31, 2024, the Fund reports distributions paid during the period as follows:
The Fund intends to pass through foreign tax credits in the maximum amount of $4,590. The gross foreign source income earned during the fiscal year ended March 31, 2024 by the Fund was
$40,821.
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement
at a Meeting Held on October 23, 2023
At a meeting held on October 23, 2023 (the “Contract Approval Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the
Investment Management Agreement with Delaware Management Company (“DMC”) on behalf of the Macquarie Global Listed Infrastructure ETF, Macquarie Energy Transition ETF, and the
Macquarie Tax-Free USA Short Term ETF (each, a “Fund” and together, the “Funds”) and the Sub-
Advisory Agreement with Macquarie Investment Management Global Limited (“MIMGL”) on behalf of the Macquarie Global Listed Infrastructure ETF and the Macquarie Energy Transition ETF.
Prior to the Contract Approval Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
(A) Ordinary Income Distributions (Tax Basis)
*
100.00%
(B) Qualified Dividends
1
34.71%
(A) is based on a percentage of the Fund's total distributions.
*
For the fiscal year ended March 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of
20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV, as applicable.
(B) is based on Fund's ordinary income distributions.

Qualified dividends represent dividends which qualify for the corporate dividends received deduction.

Other Fund information (Unaudited)
Macquarie Global Listed Infrastructure ETF
26
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent
Trustees prior to the Contract Approval Meeting. Prior to the Contract Approval Meeting, and
in response to the requests, the Board received and reviewed materials specifically relating to the approval of the Investment Management Agreement and the Sub-Advisory Agreement.
In considering and approving the Investment Management Agreement and the Sub-Advisory
Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below.
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the
Investment Management Agreement and the Sub-Advisory Agreement for an initial two-year term.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
The nature, extent and quality of services to be provided by DMC and MIMGL. The Board reviewed the services that DMC and MIMGL would provide to each Fund. In connection with the investment advisory services to be provided, the Board noted the responsibilities that DMC would have as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund;
the management of the day-to-day investment and reinvestment of the assets of each Fund;
determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and
the implementation of Board directives as they relate to the Funds.
The Board reviewed DMC’s and MIMGL’s experience, resources and strengths in managing other pooled investment vehicles, including the personnel of each. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to benefit from the nature, quality and extent of these services, as well as the ability of DMC and MIMGL to render such services based on their experience, personnel, operations and resources.
Fees, expenses and profitability. The Board compared both the services to be rendered and the proposed fees to be paid to DMC with the fees that DMC receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds.
In particular, the Board compared each Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in that Fund’s peer group. The Board also received and considered information about the fee rates charged to other accounts and clients managed by DMC, including information about the differences in services provided to the non-registered
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement
at a Meeting Held on October 23, 2023 (continued)

27
investment company clients. The Board also discussed the anticipated costs and projected profitability of DMC in connection with its service as investment adviser to each Fund, including operational costs. In addition, the Board discussed the entrepreneurial risk undertaken by
Management in creating the Trust. After comparing each Fund’s proposed fees and total expense ratios with those of other funds in the Fund’s peer group, and in light of the nature, extent and quality of services proposed to be provided by DMC and MIMGL and the costs they expected to incur in rendering those services, the Board concluded that the level of fees proposed to be paid to DMC with respect to the Funds were fair and reasonable.
The Board also considered that DMC and its affiliates may experience reputational “fall- out”
benefits based on the success of the Funds, but that such benefits are not easily quantifiable.
The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board next discussed potential economies of scale. Since the Trust is newly formed, the Trust and the Funds had not commenced operations, and the eventual aggregate amount of assets was uncertain, Management was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by DMC, but that a unitary advisory fee provides a level of certainty in expenses for the Funds.
Investment performance of the Funds and the Adviser. Because each Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the
Fund or the Adviser.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge
(i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at etf.macquarie.com
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at etf.macquarie.com; and (ii) on the SEC’s website at sec.gov.
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement
at a Meeting Held on October 23, 2023 (continued)

Board of trustees and officers addendum
Macquarie ETF Trust
28
An exchange traded fund is governed by a Board of Trustees (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs.
Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.
Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Interested Trustee
John Leonard
1
100 Independence
610 Market Street
Philadelphia, PA
1910-62354
1960
President,
Chief Executive
Officer,
and Trustee
Since October 2023 3 Executive Director and Global
Head of Equities-Macquarie Asset
Management
2
(2017-Present)
Head of Equities and Group
Managing Director – UBS Asset
Management (2008-2016)
None

29
Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Independent Trustees
Brian A. Swain
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1969
Chair and Trustee Since October 2023 3 Deputy Chief Investment Officer,
Howard University
(2018-Present)
Director, Montgomery County,
Maryland Employee Retirement
Plan’s Investment Trust
Beata Kirr
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1974
Trustee Since October 2023 3 Chief Impact Officer, Managing
Director, The Copia Group (May
2023-Present) Bernstein Private
Wealth
(March 2007– April 2023)
None

Board of trustees and officers addendum
Macquarie ETF Trust
30
Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Thomas F. Flannery
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1959
Trustee Since October 2023 3 Retired, since July 2021 Director, Computershare Trust
Company, NA a nationally
chartered bank
Officers
David F. Connor
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1963
Senior Vice President
and Assistant Secretary
Since October 2023 3 David F. Connor has served in
various capacities at different
times at Macquarie Asset
Management Public Investments
3
None
3

31
Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Richard Salus
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1963
Senior Vice President
and Chief Financial
Officer
Since October 2023 3 Richard Salus has served in
various capacities at different
times at Macquarie Asset
Management Public Investments
3
None
3
Daniel V. Geatens
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1972
Senior Vice President
and Treasurer
Since October 2023 3 Daniel Geatens has served in
various capacities at different
times at Macquarie Asset
Management Public Investments
3
None
3

Board of trustees and officers addendum
Macquarie ETF Trust
32
1
John Leonard is considered to be an “Interested Trustee” because he is an executive officer of the Manager.
2
Macquarie Asset Management is the Marketing name for certain companies comprising the asset management division of Macquarie Group, including the Fund’s Manager.
3
David F. Connor, Richard Salus, and Daniel V. Geatens serve in similar capacities for the Delaware Funds by Macquarie
®
, a fund complex that has the same investment
manager as the Trust. Messrs. Connor and Geatens also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager as the Trust.
Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Catherine A. DiValentino
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1979
Vice President, General
Counsel and Secretary
Since October 2023 3 Associate General Counsel,
Macquarie Asset Management,
since March 2022. Counsel,
Faegre Drinker Biddle & Reath
LLP, 2016-2022.
None

i
This page is not part of the annual report.
Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you.
We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice .
Information we may collect and
use
We collect personal information about you to
help us identify you as our potential, current,
or former customer; to process your requests
and transactions; to offer investment services
to you; or to tell you about our products or
services we believe you may want to use.
The type of personal information we collect
depends on the products or services you
request and may include the following:
Information from you: When you submit
your application or other forms or request
information on our products (online or
otherwise), you give us information such as
your name, address, Social Security number,
your financial account information, and your
financial history.
Information about your transactions: We
keep information about your transactions with
us, such as the products you buy from us;
the amount you paid for those products; your
investment activity; and your account balances.
Information from your employer: In
connection with administering your retirement
plan, we may obtain information about you from
your employer.
Information received from third parties: In
order to verify your identity or to prevent fraud,
we may obtain information about you from third
parties.
How we use your personal
information
We do not disclose nonpublic personal
information about our potential, current, and
former customers unless allowed or required by
law. We may share your personal information
within our companies and with certain service
providers. They use this information to
process transactions you have requested;
provide customer service; and inform you of
products or services we offer that you may
find useful. Our service providers may or may
not be affiliated with us. They include financial
service providers (for example, third-party
administrators; broker/dealers; and other
financial services companies with whom we
have joint marketing agreements). Our service
providers also include nonfinancial companies
and individuals (for example, consultants;
information services vendors; and companies
that perform mailing or marketing services
on our behalf). Information obtained from a
report prepared by a service provider may be
kept by the service provider and shared with
other persons; however, we require our service
providers to protect your personal information
and to use or disclose it only for the work they
are performing for us, or as permitted by law.
We also may provide information to regulatory
authorities, law enforcement officials,
and others to prevent fraud or when we
believe in good faith that the law requires

Privacy Notice
ii
This page is not part of the annual report.
disclosure. In the event of a sale of all or part
of our businesses, we may share customer
information as part of the sale. We do not
sell or share your information with outside
marketers who may want to offer you their own
products and services.
Security of information
Keeping your information safe is one of our
most important responsibilities. We maintain
physical, electronic, and procedural safeguards
to protect your information. Our employees
are authorized to access your information
only when they need it to provide you with
products and services or to maintain your
accounts. Employees who have access to your
personal information are required to keep it
strictly confidential. We provide training to our
employees about the importance of protecting
the privacy of your information.
Macquarie Asset Management (MAM) is the
asset management division of Macquarie
Group. MAM is an integrated asset manager
across public and private markets offering a
diverse range of capabilities, including real
assets, real estate, credit, equities, and multi-
asset solutions.
Other than Macquarie Bank Limited ABN
46 008 583 542 (“Macquarie Bank”), any
Macquarie Group entity noted in this
document is not an authorized deposit-
taking institution for the purposes of the
Banking Act 1959 (Commonwealth of
Australia). The obligations of these other
Macquarie Group entities do not represent
deposits or other liabilities of Macquarie
Bank. Macquarie Bank does not guarantee
or otherwise provide assurance in respect
of the obligations of these other Macquarie
Group entities. In addition, if this document
relates to an investment, (a) the investor
is subject to investment risk including
possible delays in repayment and loss of
income and principal invested and (b) none
of Macquarie Bank or any other Macquarie
Group entity guarantees any particular
rate of return on or the performance of
the investment, nor do they guarantee
repayment of capital in respect of the
investment.
This privacy practices notice is being
provided on behalf of the following:
Macquarie Management Holdings, Inc.
and each of its affiliates, such as direct or
indirect subsidiaries, and any fund or product
sponsored by or otherwise affiliated with
Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie
®
Macquarie ETF Trust
Macquarie Investment Management Austria
Kapitalanlage AG
Macquarie Investment Management Europe
Limited
Macquarie Investment Management Europe
S.A.
Macquarie Investment Management Global
Limited
Optimum Fund Trust
Revised May 2024

vi
This page is not part of the annual report.
AR-BILD-TRST
(3545126)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Annual report
Macquarie Energy Transition ETF
March 31, 2024
Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting etf.macquarie.com or calling 844 469-9911.
Investors should read the prospectus and the summary prospectus carefully before investing.
You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit etf.macquarie.com.

Portfolio management review 1
Performance summary 3
Disclosure of Fund expenses 6
Security type / sector allocations and top 10 equity holdings 8
Schedule of investments 10
Statement of assets and liabilities 13
Statement of operations 14
Statement of changes in net assets 15
Financial highlights 16
Notes to financial statements 17
Report of independent registered public accounting firm 26
Other Fund information 27
Board of trustees and officers addendum 30
If you are interested in learning more about creating an investment plan, contact your financial advisor.
Macquarie Asset Management (MAM) is the asset
management division of Macquarie Group. MAM
is an integrated asset manager across public
and private markets offering a diverse range of
capabilities, including real assets, real estate, credit,
equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008
583 542 (“Macquarie Bank”), any Macquarie
Group entity noted in this document is not
an authorized deposit-taking institution
for the purposes of the Banking Act 1959
(Commonwealth of Australia). The obligations
of these other Macquarie Group entities do
not represent deposits or other liabilities of
Macquarie Bank. Macquarie Bank does not
guarantee or otherwise provide assurance
in respect of the obligations of these other
Macquarie Group entities. In addition, if this
document relates to an investment, (a) the
investor is subject to investment risk including
possible delays in repayment and loss of income
and principal invested and (b) none of Macquarie
Bank or any other Macquarie Group entity
guarantees any particular rate of return on or
the performance of the investment, nor do they
guarantee repayment of capital in respect of the
investment.
The Fund is governed by US laws and regulations.
Unless otherwise noted, views expressed herein are
current as of March 31, 2024, and subject to change
for events occurring after such date. These views
are not intended to be investment advice, to forecast
future events, or to guarantee future results.
The Fund is not FDIC insured and is not guaranteed.
It is possible to lose the principal amount invested.
All third-party marks cited are the property of their
respective owners.
© 2024 Macquarie Management Holdings, Inc.

Portfolio management review
Macquarie Energy Transition ETF
March 31, 2024 (Unaudited)
1
Market review
Macquarie Energy Transition ETF launched on November 28, 2023. Since the Fund's inception, global economies and markets rose on the back of strong economic data. Following aggressive monetary tightening campaigns by global central banks during 2022 and 2023, investors anticipated the US Federal Reserve would begin rate cuts in March 2024. This led to a rally in rate-sensitive equities, notably renewable energy. Early in 2024, inflation data remained elevated, leading to a sharp reversal of expectations for imminent rate cuts in 2024 and a fall in rate-
sensitive equities. By late March, dovish commentary from the Fed indicated a high likelihood of rate cuts in 2024. A strong rally in rate-sensitive equities ensued.
Since inception, the MSCI ACWI (All Country World Index) rose 13.81%, the S&P 1500 Energy
Sector Index gained 13.52%, the iShares Global Clean Energy ETF fell 0.03%, and the SPDR
®
S&P
®
Metals & Mining ETF rose 12.21%.
Commodities were mixed since inception. Oil performed well, rising 10.62% as OPEC remained disciplined and Saudi Arabia pushed out long-term growth plans. The NYMEX First Month 3-2-1 refining crack spread rose 22.06% as product inventories remained low and a much-anticipated global supply glut from new refineries in Mexico and Nigeria failed to materialize. Copper rose
5.38% on significant supply issues caused by inflation and geopolitics. Natural gas prices fell
22.00% as supply surged into mild winter weather. Battery metals came under significant pressure as investors began to question the pace of adoption for key energy transition facilitators such as electric vehicles (EVs). Among battery metals, lithium was a notable underperformer, falling
30.89% despite significant supply curtailment announcements from several large producers.
Source: Bloomberg, unless otherwise noted.
Within the Fund
For the period from its inception on November 28, 2023, to March 31, 2024, Macquarie Energy
Transition ETF underperformed its broad-based, primary benchmark, the MSCI ACWI Index (net).
The Fund gained 9.61% at net asset value (NAV) and advanced 10.09% at market price. For the same period, the benchmark gained 13.81%. The Fund also underperformed its secondary benchmark, the S&P 1500 Energy Sector Index, which gained 13.52% during the period.
Performance preview (for the period ended March 31, 2024)
Lifetime
Macquarie Energy Transition ETF
(Inception date: November 28, 2023)
Net asset value +9.61%
Market price +10.09%
MSCI ACWI (All Country World Index) (primary benchmark) +13.81%
S&P 1500 Energy Sector Index (secondary benchmark) +13.52%

Portfolio management review
Macquarie Energy Transition ETF

Hudbay Minerals Inc. was among the Fund's largest contributors to performance since inception.
Hudbay is a copper and gold miner with a portfolio of high-grade mines in lower-risk jurisdictions.
The company reported strong fourth quarter 2023 production results led by its assets in Peru and
Manitoba. Global copper supply concerns continued to provide a substantial macroeconomic tailwind. Hudbay remains a core holding in the Fund as it continues to delever its balance sheet and boasts a portfolio of strong green and brownfield copper and gold projects.
Ero Copper Corp. was also among the Fund's largest contributors to performance. Ero is a
Brazilian copper and gold miner with an attractive near-term growth profile. The company is on the verge of completing a substantial investment cycle, which will bring copper production into a market that is in deficit. We expect that the company will use free cash flow to delever its balance sheet before embarking on a shareholder return program. With attractive assets in a low-risk jurisdiction, we believe the outlook for Ero remains favorable.
SunRun Inc. , a residential solar installer and financer, was among the largest detractors from performance. Despite strong fourth quarter 2023 results, the company embarked on a dilutive convertible debenture financing during the first quarter of 2024. Given the liquidity concerns that continue to permeate through the solar industry, this dilutive offering concerned investors. We believe SunRun, as the largest and strongest independent participant, will be able to capitalize on the currently distressed residential solar environment.
Rare earth metals, notably the magnetics neodymium and praseodymium (NdPr), came under considerable pressure as Chinese producers ramped up supply and the pace of EV deployment came into question globally. MP Materials Corp. produces NdPr from one of the highest-grade rare-earth mines in the world, Mountain Pass, California. The company is further integrating downstream through the construction of a magnetics facility in Fort Worth, Texas. Given the importance of magnetics from a US national defense standpoint and their importance in a litany of sectors from HVACs to robotics, we believe MP to be a strategic asset and a core holding.
As NdPr prices are now below cash costs in China, we believe currently depressed prices are unsustainable and likely to rebound.

Performance summary
Macquarie Energy Transition ETF
March 31, 2024 (Unaudited)
3
The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 844 469-9911 or visiting etf.macquarie.com.
Fund and benchmark performance
1
Average total returns through March 31, 2024
Lifetime
Macquarie Energy Transition ETF
(Inception date: November 28, 2023)
Net asset value +9.61%
Market price +10.09%
MSCI ACWI (All Country World Index) (primary benchmark) +13.81%
S&P 1500 Energy Sector Index (secondary benchmark) +13.52%
1
The returns reflect the theoretical reinvestment of distributions, if any, in the Fund as of ex-date.

Performance summary
Macquarie Energy Transition ETF

Performance of a $10,000 investment
1
For the period November 28, 2023 (inception of Fund) through March 31, 2024
1
The “Performance of a $10,000 investment” graph assumes $10,000 invested in the Fund on November 28, 2023 , and includes the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.
The graph also assumes $10,000 invested the MSCI ACWI (All Country World Index), as of November 28, 2023. The
MSCI ACWI represents large- and mid-cap stocks across developed and emerging markets worldwide. The index covers approximately 85% of the global investable equity opportunity set. The S&P 1500 Energy Sector Index, comprises those companies included in the S&P Composite 1500
®
that are classified as members of the GICS
®
Energy sector.
The iShares Global Clean Energy ETF (ICLN), mentioned on page 1, seeks to track the investment results of an index composed of global equities in the clean energy sector.
The SPDR S&P Metals & Mining ETF, mentioned on page 1, seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Metals and Mining Select Industry
®
Index
(the “Index”). It seeks to provide exposure to the metals and mining segment of the S&P Total Market Index (TMI), which comprises the following sub-industries: Aluminum, Coal & Consumable Fuels, Copper, Diversified Metals & Mining, Gold,
Precious Metals & Minerals, Silver, and Steel. The ETF seeks to track a modified equal weighted index, which provides the potential for unconcentrated industry exposure across large-, mid-, and small-cap stocks.

The New York Mercantile Exchange (NYMEX), mentioned on page 1, is the world's largest physical commodity futures exchange and is today part of the Chicago Mercantile Exchange Group (CME Group), which is the world’s leading and most diverse derivatives marketplace.
A crack spread , mentioned on page 1, measures the difference between the purchase price of crude oil and the selling price of finished products, such as gasoline and distillate fuel, that a refinery produces from the crude oil. Crack spreads are an indicator of the short-term profit margin of oil refineries because they compare the cost of the crude oil inputs to the wholesale, or spot, prices of the outputs (although they do not include other variable costs or any fixed costs). The
3:2:1 crack spread approximates the product yield at a typical US refinery: for every three barrels of crude oil the refinery processes, it makes two barrels of gasoline and one barrel of distillate fuel.
A brownfield investment , mentioned on page 2, is when a company or government entity purchases or leases existing production facilities to launch a new production activity. This is one strategy used in foreign direct investment. The alternative to this is a greenfield investment , mentioned on page 2, in which a new plant is constructed. The term comes from the fact that the company is launching a venture from the ground up – plowing and prepping a “green field.” These projects are foreign direct investments – known simply as direct investments – that provide the highest degree of control for the sponsoring company.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Disclosure of Fund expenses
Macquarie Energy Transition ETF
For the period from November 28, 2023* to March 31, 2024 (Unaudited)
6
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your ETF shares, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and
other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from November 28, 2023* to March 31, 2024.
Actual expenses
The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of your ETF shares, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000
* The Fund commenced operations on November 28, 2023.
**“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 125/366 (to reflect the actual days since inception).
In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The table above does not reflect the expenses of any Underlying Funds.
Beginning
Account
Value
11/28/23
*
Ending
Account
Value
3/31/24
Annualized
Expense
Ratio
Expenses
Paid
During
Period
11/28/23
*
to
3/31/24
**
Actual Fund return $1,000.00 $1,096.10 0.79% $2.83
Hypothetical 5% return
  (5% return before expenses) $1,000.00 $1,014.38 0.79% $2.72

Security type / sector allocations and top 10 equity holdings
Macquarie Energy Transition ETF

As of March 31, 2024 (Unaudited)
Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.
Security type / sector Percentage of net assets
Common Stocks 97.48%
Agricultural Products 3.21%
Aluminum 4.69%
Coal & Consumable Fuels 1.20%
Copper 9.33%
Diversified Metals & Mining 13.97%
Electrical Components & Equipment 6.18%
Fertilizers & Agricultural Chemicals 5.01%
Gold 3.61%
Heavy Electrical Equipment 1.00%
Industrial Gases 3.04%
Integrated Oil & Gas 6.82%
Oil & Gas Equipment & Services 7.04%
Oil & Gas Exploration & Production 15.08%
Oil & Gas Refining & Marketing 5.37%
Renewable Electricity 0.55%
Semiconductor Equipment 5.63%
Semiconductors 5.24%
Steel 0.51%
Investment Companies 2.27%
Short-Term Investments 0.22%
Total Value of Securities 99.97%
Receivables and Other Assets Net of Liabilities 0.03%
Total Net Assets 100.00%

Top 10 equity holdings are for informational purposes only and are subject to change at any time.
They are not a recommendation to buy, sell, or hold any security.
Top 10 equity holdings Percentage of net assets
Hudbay Minerals, Inc. 5.81%
First Solar, Inc. 5.24%
CF Industries Holdings, Inc. 5.01%
Shell plc ADR 4.84%
Freeport-McMoRan, Inc. 4.84%
Alcoa Corp. 4.69%
ERO Copper Corp. 4.49%
ConocoPhillips 3.64%
Wheaton Precious Metals Corp. 3.61%
Anglo American plc 3.57%

Schedule of investments
Macquarie Energy Transition ETF

March 31, 2024
Number of
shares Value (US $)
Common Stocks — 97.48%
Agricultural Products - 3.21%
Darling Ingredients, Inc.
†
3,857 $ 179,389
179,389
Aluminum - 4.69%
Alcoa Corp. 7,754 262,008
262,008
Coal & Consumable Fuels - 1.20%
Cameco Corp. 522 22,613
Centrus Energy Corp.
†
509 21,139
NAC Kazatomprom JSC GDR 569 23,016
66,768
Copper - 9.33%
ERO Copper Corp.
†
13,017 251,009
Freeport-McMoRan, Inc. 5,744 270,083
521,092
Diversified Metals & Mining - 13.97%
Anglo American plc 8,077 198,974
Foran Mining Corp.
†
11,530 35,410
Hudbay Minerals, Inc. 46,364 324,485
Lifezone Metals Ltd.
†
2,919 22,389
MP Materials Corp.
†
13,892 198,655
779,913
Electrical Components & Equipment - 6.18%
Fluence Energy, Inc.
†
1,337 23,184
Generac Holdings, Inc.
†
1,354 170,793
GrafTech International Ltd. 39,074 53,922
Sunrun, Inc.
†
7,376 97,216
345,115
Fertilizers & Agricultural Chemicals - 5.01%
CF Industries Holdings, Inc. 3,359 279,502
279,502
Gold - 3.61%
Wheaton Precious Metals Corp. 4,281 201,764
201,764
Heavy Electrical Equipment - 1.00%
Net Power, Inc.
†
4,892 55,720
55,720
Industrial Gases - 3.04%
Air Products & Chemicals, Inc. 700 169,589
169,589

Number of
shares Value (US $)
Common Stocks (continued)
Integrated Oil & Gas - 6.82%
Equinor ASA ADR 1,936 $ 52,330
Occidental Petroleum Corp. 895 58,166
Shell plc ADR 4,031 270,238
380,734
Oil & Gas Equipment & Services - 7.04%
Baker Hughes Co. 5,868 196,578
Schlumberger NV 3,585 196,494
393,072
Oil & Gas Exploration & Production - 15.08%
Chesapeake Energy Corp. 1,874 166,467
Chord Energy Corp. 399 71,118
ConocoPhillips 1,597 203,266
EOG Resources, Inc. 457 58,423
EQT Corp. 4,585 169,966
Tourmaline Oil Corp. 3,687 172,380
841,620
Oil & Gas Refining & Marketing - 5.37%
Marathon Petroleum Corp. 737 148,505
Valero Energy Corp. 885 151,061
299,566
Renewable Electricity - 0.55%
Spruce Power Holding Corp.
†
7,673 30,462
30,462
Semiconductor Equipment - 5.63%
Enphase Energy, Inc.
†
1,430 173,002
SolarEdge Technologies, Inc.
†
1,990 141,250
314,252
Semiconductors - 5.24%
First Solar, Inc.
†
1,732 292,362
292,362
Steel - 0.51%
Metallus , Inc.
†
1,274 28,346
28,346
Total Common Stocks (cost $4,948,322) 5,441,274
Investment Companies — 2.27%
Sprott Physical Uranium Trust 6,109 126,505
Total Investment Companies (cost $133,672) 126,505

Schedule of investments
Macquarie Energy Transition ETF

See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Short-Term Investments — 0.22%
Money Market Mutual Funds - 0.22%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day effective
yield 4.79%) 12,456 $ 12,456
Total Short-Term Investments (Cost $12,456) 12,456
Total Value of Securities — 99.97%
        (cost $5,094,450) 5,580,235
Receivables and Other Assets Net of Liabilities — 0.03% 1,583
Net Assets Applicable to 204,000 Shares Outstanding — 100.00% $ 5,581,818
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company

Statement of assets and liabilities
Macquarie Energy Transition ETF

March 31, 2024
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 5,580,235
Foreign currency, at value** 77
Dividends receivable 5,774
Total Assets 5,586,086
Liabilities:
Management fees payable to affiliates 3,553
Due to custodian 638
Distribution payable to shareholders 77
Total Liabilities 4,268
Total Net Assets $ 5,581,818
Net Assets Consist of:
Paid-in-capital $ 5,100,000
Total distributable earnings (loss) 481,818
Total Net Assets $ 5,581,818
Shares outstanding (unlimited amount authorized, no par value) 204,000
Net asset value per share $ 27.36
*Investments, at cost $ 5,094,450
**Foreign currency, at cost 77

Statement of operations
Macquarie Energy Transition ETF
For the period November 28, 2023* to March 31, 2024
14
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Interest $ 34
Dividends 28,352
Foreign tax withheld (1,886)
26,500
Expenses:
Management fees 14,062
Total operating expenses 14,062
Net Investment Income (Loss) 12,438
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (7,486)
Foreign currencies (419)
Net realized gain (loss) (7,905)
Net unrealized appreciation (depreciation) on investments 485,785
Net Realized and Unrealized Gain (Loss) 477,880
Net Increase (Decrease) in Net Assets Resulting from Operations $ 490,318

Statement of changes in net assets
Macquarie Energy Transition ETF

*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
For the period
November 28, 2023
*
to March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss) $ 12,438
Net realized gain (loss) (7,905)
Net unrealized appreciation (depreciation) 485,785
Net increase (decrease) in net assets resulting from operations 490,318
Dividends and Distributions to Shareholders from:
Distributable earnings (8,500)
(8,500)
Capital Share Transactions:
1
Proceeds from shares sold 5,100,000
Increase in net assets derived from capital share transactions 5,100,000
Net Increase (Decrease) in Net Assets 5,581,818
Net Assets:
Beginning of period –
End of period $ 5,581,818
Capital Share Transactions:
Beginning of period –
Shares sold 4,000
Shares subscribed in-kind 200,000
Shares outstanding, end of period 204,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Macquarie Energy Transition ETF

See accompanying notes, which are an integral part of the financial statements.
Selected data for the Fund outstanding throughout the period were as follows:
For the period
November 28, 2023
1
to March 31, 2024
Net asset value, beginning of period ............................ $ 25 .00
Income (loss) from investment operations: —
Net investment income
2
....................................... 0 .06
Net realized and unrealized gain ................................. 2 .34
Total from investment operations ................................ 2.40
Less dividends and distributions from: —
Net investment income ....................................... ( 0 .04 )
Total dividends and distrib u tions ................................. (0.04)
Net asset value, end of period ................................. $ 27.36
Total return
3
............................................... 9.61%
Ratios and supplemental data: $5,582
Net assets, end of period (000 omitted) ............................ $ 5,582
Ratio of expenses to average net assets
4
.......................... 0.79%
Ratio of net investment income to average net assets ................. 0.69%
Portfolio turnover
5
............................................ 15%
1
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Expense ratios do not include expenses of any investment companies in which the Fund invests.
5
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Energy Transition ETF

March 31, 2024
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers three series.
These financial statements and the related notes pertain to Macquarie Energy Transition ETF (the
Fund). The Fund commenced operations on November 28, 2023 . The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by Delaware Management Company (DMC or the Manager). Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are
“more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the period ended March 31, 2024 , and has concluded that no provision for federal income tax is required in the Fund’s financial statements.
If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the period ended
March 31, 2024 , the Fund did not incur any interest or tax penalties.

Notes to financial statements
Macquarie Energy Transition ETF

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.”  The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.
Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention.
The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment
1. Significant Accounting Policies (continued)

income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.79% on the Fund's average daily net assets.
From the unitary management fees, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
At March 31, 2024, Macquarie Management Holdings, Inc. directly owned 95.10% of the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Energy Transition ETF

3. Investments
For the period ended March 31, 2024 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the period ended March 31, 2024, investment transactions related to in-kind purchases and sales were as follows:
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2024 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Purchases $ 915,928
Sales 800,361
Purchases $ 4,973,913
Sales —
Cost of investments $ 5,098,310
Aggregate unrealized appreciation of investments $ 626,326
Aggregate unrealized depreciation of investments (144,401)
Net unrealized appreciation of investments $ 481,925

Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024 :
During the period ended March 31, 2024 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
March 31, 2024 , there were no Level 3 investments.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 5,441,274 $ – $ – $ 5,441,274
Investment Companies 126,505 – – 126,505
Short-Term Investments 12,456 – – 12,456
Total Value of Securities $ 5,580,235 $ – $ – $ 5,580,235
3. Investments (continued)

Notes to financial statements
Macquarie Energy Transition ETF

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the period ended March 31, 2024 were as follows:
5. Components of Net Assets on a Tax Basis
As of March 31, 2024, the components of net assets on a tax basis were as follows:
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and investments in passive foreign investment companies.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the period ended March 31, 2024 , the Fund had no reclassifications.
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2024 , the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
11/28/23
*
to 3/31/24
Ordinary income $ 8,500
* Date of commencement of operations.
Shares of beneficial interest $ 5,100,000
Capital loss carryforwards (7,326)
Undistributed ordinary income 7,219
Unrealized appreciation (depreciation) of investments 481,925
Net assets $ 5,581,818
Loss carryforward character
Short-term Long-term Total
$7,326 $— $7,326

The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. exchange and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statement of changes in net assets."
7. Certain Principal Risks of the Fund
Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the
Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.
Energy sector risk — Companies engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources are subject to many risks that can negatively impact the revenues and viability of companies in this sector.
These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. For example, the price of energy securities may fluctuate due to real and perceived inflationary trends and the (often rapid) changes in supply of, or demand for, various natural resources; both domestic and international political and economic developments;
6. Issuance and Redemption of Fund Shares  (continued)

Notes to financial statements
Macquarie Energy Transition ETF

the cost required to comply with environmental safety regulations; changes in methods for conserving energy; environmental incidents; and the uncertain success rates for exploration projects.
Materials sector risk — Companies engaged in the production and distribution of materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.
Industrial sector risk — The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand changes related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.
Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrial sector.
Companies in this sector may be adversely affected by product liability claims. The sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.
Renewable energy sector risk — Securities of companies in the renewable energy sector are subject to swift price and supply fluctuations caused by events relating to international events, taxes and other governmental regulatory policies. Weak demand for renewable energy products and services in general may adversely affect companies in this sector. Obsolescence of existing technology, short product cycles, falling prices, competition from new market entrants and general economic conditions can significantly affect the renewable energy sector.
Utilities sector risk — Companies in the utilities sector are subject to certain risks, including risks associated with government regulation, interest rate changes, financing difficulties, supply and demand for services or products, intense competition, natural resource conservation and commodity price fluctuations.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc.
(the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.
There may be times when the market price and the NAV vary significantly particularly during times
7. Certain Principal Risks of the Fund (continued)

of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
Risk is increased in a concentrated portfolio since it holds a limited number of securities with each investment having a greater effect on the overall performance.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to
March 31, 2024 , that would require recognition or disclosure in the Fund's financial statements.
7. Certain Principal Risks of the Fund (continued)

Report of independent registered public accounting firm

To the Board of Trustees of Macquarie ETF Trust and Shareholders of Macquarie Energy
Transition ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Energy Transition ETF (one of the Funds constituting Macquarie
ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 28, 2023 (commencement of operations) through March 31, 2024
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period
November 28, 2023 (commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 24, 2024
We have served as the auditor of one or more Macquarie
®
investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Energy Transition ETF

Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the period ended March 31, 2024, the Fund reports distributions paid during the period as follows:
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement
at a Meeting Held on October 23, 2023
At a meeting held on October 23, 2023 (the “Contract Approval Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the
Investment Management Agreement with Delaware Management Company (“DMC”) on behalf of the Macquarie Global Listed Infrastructure ETF, Macquarie Energy Transition ETF, and the
Macquarie Tax-Free USA Short Term ETF (each, a “Fund” and together, the “Funds”) and the Sub-
Advisory Agreement with Macquarie Investment Management Global Limited (“MIMGL”) on behalf of the Macquarie Global Listed Infrastructure ETF and the Macquarie Energy Transition ETF.
Prior to the Contract Approval Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent
Trustees prior to the Contract Approval Meeting. Prior to the Contract Approval Meeting, and
in response to the requests, the Board received and reviewed materials specifically relating
(A) Ordinary Income Distributions (Tax Basis)
*
100.00%
(B) Qualified Dividends
1
100.00%
(A) is based on a percentage of the Fund's total distributions.
*
For the fiscal year ended March 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of
20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified income is 100%. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV, as applicable.
(B) is based on Fund's ordinary income distributions.
1
Qualified dividends represent dividends which qualify for the corporate dividends received deduction.

Other Fund information (Unaudited)
Macquarie Energy Transition ETF

to the approval of the Investment Management Agreement and the Sub-Advisory Agreement.
In considering and approving the Investment Management Agreement and the Sub-Advisory
Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below.
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the
Investment Management Agreement and the Sub-Advisory Agreement for an initial two-year term.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
The nature, extent and quality of services to be provided by DMC and MIMGL. The Board reviewed the services that DMC and MIMGL would provide to each Fund. In connection with the investment advisory services to be provided, the Board noted the responsibilities that DMC would have as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund;
the management of the day-to-day investment and reinvestment of the assets of each Fund;
determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and
the implementation of Board directives as they relate to the Funds.
The Board reviewed DMC’s and MIMGL’s experience, resources and strengths in managing other pooled investment vehicles, including the personnel of each. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to benefit from the nature, quality and extent of these services, as well as the ability of DMC and MIMGL to render such services based on their experience, personnel, operations and resources.
Fees, expenses and profitability. The Board compared both the services to be rendered and the proposed fees to be paid to DMC with the fees that DMC receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds.
In particular, the Board compared each Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in that Fund’s peer group. The Board also received and considered information about the fee rates charged to other accounts and clients managed by DMC, including information about the differences in services provided to the non-registered investment company clients. The Board also discussed the anticipated costs and projected profitability of DMC in connection with its service as investment adviser to each Fund, including operational costs. In addition, the Board discussed the entrepreneurial risk undertaken by
Management in creating the Trust. After comparing each Fund’s proposed fees and total expense
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement
at a Meeting Held on October 23, 2023 (continued)

ratios with those of other funds in the Fund’s peer group, and in light of the nature, extent and quality of services proposed to be provided by DMC and MIMGL and the costs they expected to incur in rendering those services, the Board concluded that the level of fees proposed to be paid to DMC with respect to the Funds were fair and reasonable.
The Board also considered that DMC and its affiliates may experience reputational “fall- out”
benefits based on the success of the Funds, but that such benefits are not easily quantifiable.
The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board next discussed potential economies of scale. Since the Trust is newly formed, the Trust and the Funds had not commenced operations, and the eventual aggregate amount of assets was uncertain, Management was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by DMC, but that a unitary advisory fee provides a level of certainty in expenses for the Funds.
Investment performance of the Funds and the Adviser. Because each Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the
Fund or the Adviser.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge
(i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at etf.macquarie.com
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at etf.macquarie.com; and (ii) on the SEC’s website at sec.gov.
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement
at a Meeting Held on October 23, 2023 (continued)

Board of trustees and officers addendum
Macquarie ETF Trust

An exchange traded fund is governed by a Board of Trustees (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs.
Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.
Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Interested Trustee
John Leonard
1
100 Independence
610 Market Street
Philadelphia, PA
1910-62354
1960
President,
Chief Executive
Officer,
and Trustee
Since October 2023 3 Executive Director and Global
Head of Equities-Macquarie Asset
Management
2
(2017-Present)
Head of Equities and Group
Managing Director – UBS Asset
Management (2008-2016)
None

Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Independent Trustees
Brian A. Swain
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1969
Chair and Trustee Since October 2023 3 Deputy Chief Investment Officer,
Howard University
(2018-Present)
Director, Montgomery County,
Maryland Employee Retirement
Plan’s Investment Trust
Beata Kirr
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1974
Trustee Since October 2023 3 Chief Impact Officer, Managing
Director, The Copia Group (May
2023-Present) Bernstein Private
Wealth
(March 2007– April 2023)
None

Board of trustees and officers addendum
Macquarie ETF Trust

Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Thomas F. Flannery
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1959
Trustee Since October 2023 3 Retired, since July 2021 Director, Computershare Trust
Company, NA a nationally
chartered bank
Officers
David F. Connor
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1963
Senior Vice President
and Assistant Secretary
Since October 2023 3 David F. Connor has served in
various capacities at different
times at Macquarie Asset
Management Public Investments
3
None
3

Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Richard Salus
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1963
Senior Vice President
and Chief Financial
Officer
Since October 2023 3 Richard Salus has served in
various capacities at different
times at Macquarie Asset
Management Public Investments
3
None
3
Daniel V. Geatens
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1972
Senior Vice President
and Treasurer
Since October 2023 3 Daniel Geatens has served in
various capacities at different
times at Macquarie Asset
Management Public Investments
3
None
3

Board of trustees and officers addendum
Macquarie ETF Trust

1
John Leonard is considered to be an “Interested Trustee” because he is an executive officer of the Manager.
2
Macquarie Asset Management is the Marketing name for certain companies comprising the asset management division of Macquarie Group, including the Fund’s Manager.
3
David F. Connor, Richard Salus, and Daniel V. Geatens serve in similar capacities for the Delaware Funds by Macquarie
®
, a fund complex that has the same investment
manager as the Trust. Messrs. Connor and Geatens also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager as the Trust.
Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Catherine A. DiValentino
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1979
Vice President, General
Counsel and Secretary
Since October 2023 3 Associate General Counsel,
Macquarie Asset Management,
since March 2022. Counsel,
Faegre Drinker Biddle & Reath
LLP, 2016-2022.
None

i
This page is not part of the annual report.
Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you.
We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice .
Information we may collect and
use
We collect personal information about you to
help us identify you as our potential, current,
or former customer; to process your requests
and transactions; to offer investment services
to you; or to tell you about our products or
services we believe you may want to use.
The type of personal information we collect
depends on the products or services you
request and may include the following:
Information from you: When you submit
your application or other forms or request
information on our products (online or
otherwise), you give us information such as
your name, address, Social Security number,
your financial account information, and your
financial history.
Information about your transactions: We
keep information about your transactions with
us, such as the products you buy from us;
the amount you paid for those products; your
investment activity; and your account balances.
Information from your employer: In
connection with administering your retirement
plan, we may obtain information about you from
your employer.
Information received from third parties: In
order to verify your identity or to prevent fraud,
we may obtain information about you from third
parties.
How we use your personal
information
We do not disclose nonpublic personal
information about our potential, current, and
former customers unless allowed or required by
law. We may share your personal information
within our companies and with certain service
providers. They use this information to
process transactions you have requested;
provide customer service; and inform you of
products or services we offer that you may
find useful. Our service providers may or may
not be affiliated with us. They include financial
service providers (for example, third-party
administrators; broker/dealers; and other
financial services companies with whom we
have joint marketing agreements). Our service
providers also include nonfinancial companies
and individuals (for example, consultants;
information services vendors; and companies
that perform mailing or marketing services
on our behalf). Information obtained from a
report prepared by a service provider may be
kept by the service provider and shared with
other persons; however, we require our service
providers to protect your personal information
and to use or disclose it only for the work they
are performing for us, or as permitted by law.
We also may provide information to regulatory
authorities, law enforcement officials,
and others to prevent fraud or when we
believe in good faith that the law requires

Privacy Notice

This page is not part of the annual report.
disclosure. In the event of a sale of all or part
of our businesses, we may share customer
information as part of the sale. We do not
sell or share your information with outside
marketers who may want to offer you their own
products and services.
Security of information
Keeping your information safe is one of our
most important responsibilities. We maintain
physical, electronic, and procedural safeguards
to protect your information. Our employees
are authorized to access your information
only when they need it to provide you with
products and services or to maintain your
accounts. Employees who have access to your
personal information are required to keep it
strictly confidential. We provide training to our
employees about the importance of protecting
the privacy of your information.
Macquarie Asset Management (MAM) is the
asset management division of Macquarie
Group. MAM is an integrated asset manager
across public and private markets offering a
diverse range of capabilities, including real
assets, real estate, credit, equities, and multi-
asset solutions.
Other than Macquarie Bank Limited ABN
46 008 583 542 (“Macquarie Bank”), any
Macquarie Group entity noted in this
document is not an authorized deposit-
taking institution for the purposes of the
Banking Act 1959 (Commonwealth of
Australia). The obligations of these other
Macquarie Group entities do not represent
deposits or other liabilities of Macquarie
Bank. Macquarie Bank does not guarantee
or otherwise provide assurance in respect
of the obligations of these other Macquarie
Group entities. In addition, if this document
relates to an investment, (a) the investor
is subject to investment risk including
possible delays in repayment and loss of
income and principal invested and (b) none
of Macquarie Bank or any other Macquarie
Group entity guarantees any particular
rate of return on or the performance of
the investment, nor do they guarantee
repayment of capital in respect of the
investment.
This privacy practices notice is being
provided on behalf of the following:
Macquarie Management Holdings, Inc.
and each of its affiliates, such as direct or
indirect subsidiaries, and any fund or product
sponsored by or otherwise affiliated with
Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie
®
Macquarie ETF Trust
Macquarie Investment Management Austria
Kapitalanlage AG
Macquarie Investment Management Europe
Limited
Macquarie Investment Management Europe
S.A.
Macquarie Investment Management Global
Limited
Optimum Fund Trust
Revised May 2024

This page is not part of the annual report.
AR-PWER-TRST
(3546216)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Annual report
Macquarie Tax-Free USA Short Term ETF
March 31, 2024
Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting etf.macquarie.com or calling 844 469-9911.
Investors should read the prospectus and the summary prospectus carefully before investing.
You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit etf.macquarie.com.

Portfolio management review 1
Performance summary 4
Disclosure of Fund expenses 6
Security type / sector / state / territory allocations 8
Schedule of investments 9
Statement of assets and liabilities 12
Statement of operations 13
Statement of changes in net assets 14
Financial highlights 15
Notes to financial statements 16
Report of independent registered public accounting firm 24
Other Fund information 25
Board of trustees and officers addendum 28
If you are interested in learning more about creating an investment plan, contact your financial advisor.
Macquarie Asset Management (MAM) is the asset
management division of Macquarie Group. MAM
is an integrated asset manager across public
and private markets offering a diverse range of
capabilities, including real assets, real estate, credit,
equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008
583 542 (“Macquarie Bank”), any Macquarie
Group entity noted in this document is not
an authorized deposit-taking institution
for the purposes of the Banking Act 1959
(Commonwealth of Australia). The obligations
of these other Macquarie Group entities do
not represent deposits or other liabilities of
Macquarie Bank. Macquarie Bank does not
guarantee or otherwise provide assurance
in respect of the obligations of these other
Macquarie Group entities. In addition, if this
document relates to an investment, (a) the
investor is subject to investment risk including
possible delays in repayment and loss of income
and principal invested and (b) none of Macquarie
Bank or any other Macquarie Group entity
guarantees any particular rate of return on or
the performance of the investment, nor do they
guarantee repayment of capital in respect of the
investment.
The Fund is governed by US laws and regulations.
Unless otherwise noted, views expressed herein are
current as of March 31, 2024, and subject to change
for events occurring after such date. These views
are not intended to be investment advice, to forecast
future events, or to guarantee future results.
The Fund is not FDIC insured and is not guaranteed.
It is possible to lose the principal amount invested.
All third-party marks cited are the property of their
respective owners.
© 2024 Macquarie Management Holdings, Inc.

Portfolio management review
Macquarie Tax-Free USA Short Term ETF
March 31, 2024 (Unaudited)
1
Market review
For the period from the Fund's inception on November 28, 2023, to March 31, 2024, the US economy exceeded expectations. In the final quarter of 2023, gross domestic product (GDP)
expanded an estimated 3.4%, marking the sixth-consecutive quarter of growth. That followed a notable 4.9% GDP increase in the previous quarter – the highest in almost two years. Additionally, the country’s employment picture showed resilience. In March 2024, the unemployment rate was
3.8%, just slightly higher than the 3.7% rate posted in November 2023 and still near historic lows.
During the fiscal period, the US inflation rate, as measured by the Consumer Price Index (CPI), increased to 3.5% in March 2024, slightly up from 3.4% in November 2023. Despite significant progress in reducing inflation, the recent uptick unsettled fixed income investors who looked forward to future rate cuts.
After a series of four quarter-point (0.25%) increases in the first seven months of 2023, the US
Federal Reserve seemed ready to lower rates, fueling a municipal-bond market rally in late
2023. But as inflation proved more persistent than expected, confidence in the Fed’s willingness to reduce rates in 2024 diminished, weighing on fixed income markets. Throughout the fiscal period, the federal funds rate remained in a range of 5.25-5.50%, a significant increase from the previous year.
Source: Bloomberg, unless otherwise noted.
Within the Fund
For the period from its inception on November 28, 2023, to March 31, 2024, Macquarie Tax-Free
USA Short Term ETF outperformed its benchmark, the Bloomberg Municipal Short (1-5 Year)
Index. The Fund gained 1.56% at net asset value (NAV) and advanced 1.76% at market price. For the same period, the benchmark gained 1.14%.
In the first quarter of 2024, which covers most of the reporting period, the US municipal bond market experienced a slight negative return. As the new year commenced, investor attention shifted to inflation and the Fed’s monetary policies. After a strong market rally at the end of 2023, the focus was not on if but when the Fed would begin lowering interest rates. However, as the quarter advanced, persistent inflation negated some of the strong gains municipal securities made in the final quarter of the previous year.
Performance preview (for the period ended March 31, 2024)
Lifetime
Macquarie Tax-Free USA Short Term ETF
(Inception date: November 28, 2023)
Net asset value +1.56%
Market price +1.76%
Bloomberg Municipal Short (1-5 Year) Index +1.14%

Portfolio management review
Macquarie Tax-Free USA Short Term ETF
2
During the reporting period, the municipal bond market experienced an uptick in higher-quality supply. Although the supply of new issues in the lower-investment-grade and high yield segments remained limited, positive mutual fund flows acted as a supporting force, leading BBB-rated and high yield municipal bonds to outperform higher-rated bonds during the period.
In this context, bonds with longer maturities generally performed better than their shorter-term counterparts. Meanwhile, bonds rated as lower-investment-grade (A and BBB) surpassed higher-
quality issues (AAA and AA), while high yield municipal debt (rated below BBB) also saw relatively robust results.
The following tables show municipal bond returns by maturity length and by credit quality for the period from the Fund’s inception date to the end of its fiscal period on March 31, 2024.
Source: Bloomberg.
Throughout the reporting period, our management approach remained consistent, regardless of the underlying economic and market backdrop. In following our bottom-up (bond by bond)
investment strategy, we engage in thorough credit research as we choose municipal securities for the portfolio on an issuer-by-issuer basis. Our focus is on tax-exempt bonds that offer shareholders what we see as a favorable balance between risk and return potential.
Because we have significant confidence in our team’s credit-research capabilities, we routinely look for lower-rated bonds with strong credit fundamentals when seeking new investments to add to the Fund. In our opinion, such securities offer an opportunity for us to add value for the Fund's shareholders.
Accordingly, at the close of the fiscal period ended March 31, 2024, approximately 41% of the
Fund's assets were invested in bonds with credit ratings of A and BBB. However, because the short-term municipal bond market tends to be dominated by higher-rated issues, most of the Fund was invested in AAA-rated and, especially, AA-rated bonds.
Upon the launch of this Fund in late November, our most immediate priority was to fully invest its assets. At the time, the yield curve was relatively flat in our short-term investment universe.
Because this meant we had few opportunities to add value through yield-curve positioning, we invested assets relatively evenly across the curve.
Returns by maturity
1 year +0.90%
3 years +1.07%
5 years +1.77%
10 years +2.71%
22+ years +4.21%
Returns by credit rating
AAA +2.46%
AA +2.64%
A +3.61%
BBB +4.53%

3
We sought to add value for our shareholders primarily through credit allocation. As we mentioned, issuance in lower-investment-grade credit tiers tends to be relatively limited on the short end of the yield curve. However, we took advantage of as many BBB-rated and A-rated investment opportunities meeting our credit criteria as we could.
Because the Fund was launched in the middle of a steep fixed income rally, especially on the long end of the curve, we were well positioned to initiate new short-term investments. To finance the purchase of longer-maturity bonds, many market participants were eager to sell their shorter-
term bonds. This trend provided us with a good selection of bonds to purchase at prices we found favorable, and we eagerly took advantage of available opportunities to do so.
As discussed, during this reporting period, longer-duration bonds within our investment universe tended to outperform their counterparts with less sensitivity to interest rates, while lower-rated bonds generally outpaced higher-rated ones.
Accordingly, our top- and bottom-performing securities over the roughly four-month period reflected these performance trends.
For example, the Fund's strongest-performing securities were Colorado-issued bonds for
CommonSpirit Health , a national healthcare hospital chain. These securities benefited from longer duration and, to a lesser extent, a lower-investment-grade credit rating. Similarly, Arizona-
issued diversified charter school bonds for the Equitable School Revolving Fund also added value, similarly benefiting from relatively longer duration and a degree of credit-spread tightening.
Even the Fund's weakest-performing bonds were able to produce a small positive return in this brief reporting period. For example, the Fund's two lowest-returning investments were general obligation bonds of the Commonwealth of Pennsylvania and New York City water/sewer debt.
In both cases, the bonds posted small gains reflecting their shorter durations.

Performance summary
Macquarie Tax-Free USA Short Term ETF
4
March 31, 2024 (Unaudited)
The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 844 469-9911 or visiting etf.macquarie.com.
Fund and benchmark performance
1
Average total returns through March 31, 2024
Lifetime
Macquarie Tax-Free USA Short Term ETF
(Inception date: November 28, 2023)
Net asset value +1.56%
Market price +1.76%
Bloomberg Municipal Short (1-5 Year) Index +1.14%
1
The returns reflect the theoretical reinvestment of distributions, if any, in the Fund as of ex-date.

5
Performance of a $10,000 investment
1
For the period November 28, 2023 (inception of Fund) through March 31, 2024
1
The “Performance of a $10,000 investment” graph assumes $10,000 invested in the Fund on November 28, 2023, and includes the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.
The graph also assumes $10,000 invested in the Bloomberg Municipal Short (1-5 Year) Index as of November 28, 2023.
The Bloomberg Municipal Short (1-5 Year) Index measures the total return performance of investment grade, US tax-
exempt bonds with maturities from 1 to 5 years.
Gross domestic product, mentioned on page 1, is a measure of all goods and services produced by a nation in a year. It is a measure of economic activity.
The US Consumer Price Index (CPI), mentioned on page 1, is a measure of inflation that is calculated by the US
Department of Labor, representing changes in prices of all goods and services purchased for consumption by urban households.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Disclosure of Fund expenses
Macquarie Tax-Free USA Short Term ETF
For the period from November 28, 2023* to March 31, 2024 (Unaudited)
6
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your ETF shares, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and
other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from November 28, 2023* to March 31, 2024.
Actual expenses
The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of your ETF shares, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table assume reinvestment of all dividends and distributions.

7
Expense analysis of an investment of $1,000
* The Fund commenced operations on November 28, 2023.
**“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 125/366 (to reflect the actual days since inception).
Beginning
Account
Value
11/28/23
*
Ending
Account
Value
3/31/24
Annualized
Expense
Ratio
Expenses
Paid
During
Period
11/28/23
*
to
3/31/24
**
Actual Fund return $1,000.00 $1,015.60 0.29% $1.00
Hypothetical 5% return
  (5% return before expenses) $1,000.00 $1,016.09 0.29% $1.00

Security type / sector / state / territory allocations
Macquarie Tax-Free USA Short Term ETF
8
As of March 31, 2024 (Unaudited)
Sector designations may be different from the sector designations presented in other Fund materials.
Security type / sector Percentage of net assets
Municipal Bonds
*
98.33%
Education Revenue Bonds 11.57%
Electric Revenue Bonds 5.24%
Healthcare Revenue Bonds 16.44%
Housing Revenue Bonds 3.44%
Leasing Revenue Bonds 8.03%
Special Tax Revenue Bonds 2.05%
State General Obligation Revenue Bonds 18.32%
Transportation Revenue Bonds 19.41%
Water and Sewer Revenue Bonds 13.83%
Total Value of Securities 98.33%
Receivables and Other Assets Net of Liabilities 1.67%
Total Net Assets 100.00%
*
As of the date of this report, Macquarie Tax-Free USA Short Term ETF held bonds issued by or on behalf of territories and the states of the US as follows:
State / territory Percentage of net assets
Arizona 2.67%
California 2.72%
Colorado 11.99%
Connecticut 4.14%
District of Columbia 3.98%
Georgia 2.85%
Illinois 4.87%
Minnesota 7.21%
Nevada 2.49%
New Jersey 10.18%
New York 10.27%
Pennsylvania 19.37%
Tennessee 2.89%
Texas 8.51%
Washington 4.19%
Total Value of Securities 98.33%

Schedule of investments
Macquarie Tax-Free USA Short Term ETF
9
March 31, 2024
Principal
amount
°
Value (US $)
Municipal Bonds   — 98.33%
Education Revenue Bonds - 11.57%
Arizona Industrial Development Authority
(Equitable School Revolving Fund)
Series 2022A  5.00% 11/1/28 125,000 $ 134,116
Colorado Educational & Cultural Facilities
Authority
Series 2014  4.50% 11/1/29 200,000 200,050
Pennsylvania Higher Educational Facilities
Authority
(Trustees University)
Series 2016A  5.00% 8/15/27 140,000 144,602
Pennsylvania State University (The)
Series B  5.00% 9/1/25 100,000 102,613
581,381
Electric Revenue Bonds - 5.24%
City of Chaska
Series 2015A  5.00% 10/1/28 155,000 158,867
Utility Debt Securitization Authority
Series 2016A  5.00% 6/15/28 100,000 104,342
263,209
Healthcare Revenue Bonds - 16.44%
Augusta Development Authority
(AU Health System, Inc. Project)
Series 2018  5.00% 7/1/28 135,000 143,370
Colorado Health Facilities Authority
(Valley View Hospital Association Project)
Series 2017A  5.00% 5/15/27 150,000 156,535
( CommonSpirit Health)
Series 2019A-1  5.00% 8/1/29 110,000 120,665
Cumberland County Municipal Authority
(Penn State Health)
Series 2019  5.00% 11/1/27 145,000 153,071
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board
(Vanderbilt University Medical Center)
Series 2016A  5.00% 7/1/29 140,000 145,424
Washington Health Care Facilities Authority
( CommonSpirit Health)
Series 2019A-2  5.00% 8/1/28 100,000 107,635
826,700

Schedule of investments
Macquarie Tax-Free USA Short Term ETF
10
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds - 3.44%
Montgomery County Higher Education & Health
Authority
(Thomas Jefferson University Project)
Series 2019  5.00% 9/1/29 160,000 $ 172,879
172,879
Leasing Revenue Bonds - 8.03%
Minneapolis Special School District No. 1
Series 2020A  5.00% 4/1/25 200,000 203,383
New Jersey Transportation Trust Fund
Authority
(Transportation Program)
Series 2014AA  5.00% 6/15/26 200,000 200,361
403,744
Special Tax Revenue Bonds - 2.05%
Central Puget Sound Regional Transit Authority
Series 2015S-1  5.00% 11/1/25 100,000 102,950
102,950
State General Obligation Revenue Bonds - 18.32%
Commonwealth of Pennsylvania
Series 2017  5.00% 1/1/25 200,000 202,380
District of Columbia
Series 2019A  5.00% 10/15/25 195,000 200,298
State of Connecticut
Series 2018E  5.00% 9/15/28 190,000 207,870
State of New Jersey
(Covid-19 General Obligation Emergency
Bonds)
Series 2020 A  5.00% 6/1/29 75,000 83,002
State of Texas
(College Student Loan)
Series 2018  5.00% 8/1/26 (AMT) 220,000 227,154
920,704
Transportation Revenue Bonds - 19.41%
City & County of Denver
Series 2022D  5.25% 11/15/26 (AMT) 120,000 125,432
City of Los Angeles Department of Airports
(Senior Revenue)
Series A  5.00% 5/15/28 (AMT) 135,000 136,816
County of Clark Department of Aviation
Series 2019A  5.00% 7/1/24 125,000 125,387

11
See accompanying notes, which are an integral part of the financial statements.
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New Jersey Turnpike Authority
Series 2020D  5.00% 1/1/28 220,000 $ 228,239
North Texas Tollway Authority
(System 1st Tier)
Series A  5.00% 1/1/25 200,000 200,629
Triborough Bridge & Tunnel Authority
Series 2021A  5.00% 11/1/25 155,000 159,427
975,930
Water and Sewer Revenue Bonds - 13.83%
City of Chicago
Series 2004  5.00% 11/1/26 235,000 244,711
New York City Municipal Water Finance
Authority
Series 2022, Sub-Series BB-2  5.00%
6/15/27 245,000 252,523
Pittsburgh Water & Sewer Authority
Series 2017A  5.00% 9/1/29 (AGM) 185,000 197,976
695,210
Total Municipal Bonds (cost $4,923,683) 4,942,707
Total Value of Securities — 98.33%
        (cost $4,923,683) 4,942,707
Receivables and Other Assets Net of Liabilities — 1.67% 83,817
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $ 5,026,524
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax

Statement of assets and liabilities
Macquarie Tax-Free USA Short Term ETF
12
March 31, 2024
w
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 4,942,707
Cash 29,292
Interest receivable 69,495
Total Assets 5,041,494
Liabilities:
Distribution payable to shareholders 13,730
Management fees payable to affiliates 1,240
Total Liabilities 14,970
Total Net Assets $ 5,026,524
Net Assets Consist of:
Paid-in-capital $ 5,007,500
Total distributable earnings (loss) 19,024
Total Net Assets $ 5,026,524
Shares outstanding (unlimited amount authorized, no par value) 200,000
Net asset value per share $ 25.13
*Investments, at cost $ 4,923,683

Statement of operations
Macquarie Tax-Free USA Short Term ETF
For the period November 28, 2023* to March 31, 2024
13
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Interest $ 57,132
57,132
Expenses:
Management fees 4,968
Total operating expenses 4,968
Net Investment Income (Loss) 52,164
Net Unrealized Gain (Loss):
Net unrealized appreciation (depreciation) on investments 19,024
Net Unrealized Gain (Loss) 19,024
Net Increase (Decrease) in Net Assets Resulting from Operations $ 71,188

Statement of changes in net assets
Macquarie Tax-Free USA Short Term ETF
14
*Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
For the period
November 28, 2023
*
to March 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss) $ 52,164
Net unrealized appreciation (depreciation) 19,024
Net increase (decrease) in net assets resulting from operations 71,188
Dividends and Distributions to Shareholders from:
Distributable earnings (52,164)
(52,164)
Capital Share Transactions:
1
Proceeds from shares sold 5,007,500
Increase in net assets derived from capital share transactions 5,007,500
Net Increase (Decrease) in Net Assets 5,026,524
Net Assets:
Beginning of period –
End of period $ 5,026,524
Capital Share Transactions:
Beginning of period –
Shares subscribed in-kind 200,000
Shares outstanding, end of period 200,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 6 in "Notes to financial statements."

Financial highlights
Macquarie Tax-Free USA Short Term ETF
15
See accompanying notes, which are an integral part of the financial statements.
Selected data for the Fund outstanding throughout the period were as follows:
For the period
November 28, 2023
1
to March 31, 2024
Net asset value, beginning of period ............................ $ 25 .00
Income (loss) from investment operations: —
Net investment income
2
....................................... 0 .26
Net realized and unrealized gain ................................. 0 .13
Total from investment operations ................................ 0.39
Less dividends and distributions from: —
Net investment income ....................................... ( 0 .26 )
Total dividends and distrib u tions ................................. (0.26)
Net asset value, end of period ................................. $ 25.13
Total return
3
............................................... 1.56%
Ratios and supplemental data: $5,027
Net assets, end of period (000 omitted) ............................ $ 5,027
Ratio of expenses to average net assets ........................... 0.29%
Ratio of net investment income to average net assets ................. 3.02%
Portfolio turnover ............................................ 9%
1
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
16
March 31, 2024
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the
U.S. Securities and Exchange Commission. As of the date of this report, the Trust offers three series. These financial statements and the related notes pertain to Macquarie Tax-Free USA Short
Term ETF (the Fund). The Fund commenced operations on November 28, 2023 . The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC or the Manager)'s Pricing Policy (the Policy). Fixed
income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to qualify for federal income tax purposes as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are
“more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the period ended March 31, 2024 , and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

17
If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the period ended
March 31, 2024 , the Fund did not incur any interest or tax penalties.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.29% on the Fund's average daily net assets.
From the unitary management fees, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
18
the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
At March 31, 2024, Macquarie Management Holdings, Inc. directly owned 95.00% of the Fund.
3. Investments
For the period ended March 31, 2024 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
There were no investment transactions related to in-kind purchases and sales for the period ended March 31, 2024.
The tax cost of investments includes adjustments to net unrealized appreciation (depreciation)
which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At
March 31, 2024 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Purchases $ 5,230,202
Sales 410,000
Cost of investments $ 4,923,683
Aggregate unrealized appreciation of investments $ 23,895
Aggregate unrealized depreciation of investments (4,871)
Net unrealized appreciation of investments $ 19,024
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates  (continued)

19
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024 :
During the period ended March 31, 2024 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
March 31, 2024 , there were no Level 3 investments.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Municipal Bonds $ – $ 4,942,707 $ – $ 4,942,707
3. Investments (continued)

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
20
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. The tax character of dividends and distributions paid during the period ended March 31, 2024 were as follows:
5. Components of Net Assets on a Tax Basis
As of March 31, 2024, the components of net assets on a tax basis were as follows:
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the period ended March 31, 2024, the Fund had no reclassifications.
6. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. exchange and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
11/28/23
*
to 3/31/24
Tax Exempt Income $ 52,164
* Date of commencement of operations.
Shares of beneficial interest $ 5,007,500
Unrealized appreciation (depreciation) of investments 19,024
Net assets $ 5,026,524

21
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statement of changes in net assets."
7. Certain Principal Risks of the Fund
Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the
Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,”
are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.
6. Issuance and Redemption of Fund Shares  (continued)

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
22
Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin
Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the CBOE BZX Exchange, Inc.
(the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the
Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.
There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for
Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
7. Certain Principal Risks of the Fund (continued)

23
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to
March 31, 2024 , that would require recognition or disclosure in the Fund's financial statements.

Report of independent registered public accounting firm
24
To the Board of Trustees of Macquarie ETF Trust and Shareholders of Macquarie Tax-Free USA
Short Term ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Macquarie Tax-Free USA Short Term ETF (one of the Funds constituting
Macquarie ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 28, 2023 (commencement of operations) through March 31,
2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, and the results of its operations, changes in its net assets, and the financial highlights for the period
November 28, 2023 (commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the
PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 24, 2024
We have served as the auditor of one or more Macquarie
®
investment companies since 2010.

Other Fund information (Unaudited)
Macquarie Tax-Free USA Short Term ETF
25
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the period ended March 31, 2024, the Fund reports distributions paid during the period as follows:
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement
at a Meeting Held on October 23, 2023
At a meeting held on October 23, 2023 (the “Contract Approval Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the
Investment Management Agreement with Delaware Management Company (“DMC”) on behalf of the Macquarie Global Listed Infrastructure ETF, Macquarie Energy Transition ETF, and the
Macquarie Tax-Free USA Short Term ETF (each, a “Fund” and together, the “Funds”) and the Sub-
Advisory Agreement with Macquarie Investment Management Global Limited (“MIMGL”) on behalf of the Macquarie Global Listed Infrastructure ETF and the Macquarie Energy Transition ETF.
Prior to the Contract Approval Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent
Trustees prior to the Contract Approval Meeting. Prior to the Contract Approval Meeting, and
in response to the requests, the Board received and reviewed materials specifically relating to the approval of the Investment Management Agreement and the Sub-Advisory Agreement.
In considering and approving the Investment Management Agreement and the Sub-Advisory
Agreement, the Trustees considered the information they believed relevant, including but not limited to the information discussed below.
(A) Tax Exempt Distributions (Tax Basis) 100.00%
(A) is based on a percentage of the Fund's total distributions.

Other Fund information (Unaudited)
Macquarie Tax-Free USA Short Term ETF
26
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the
Investment Management Agreement and the Sub-Advisory Agreement for an initial two-year term.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
The nature, extent and quality of services to be provided by DMC and MIMGL. The Board reviewed the services that DMC and MIMGL would provide to each Fund. In connection with the investment advisory services to be provided, the Board noted the responsibilities that DMC would have as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each Fund;
the management of the day-to-day investment and reinvestment of the assets of each Fund;
determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and
the implementation of Board directives as they relate to the Funds.
The Board reviewed DMC’s and MIMGL’s experience, resources and strengths in managing other pooled investment vehicles, including the personnel of each. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to benefit from the nature, quality and extent of these services, as well as the ability of DMC and MIMGL to render such services based on their experience, personnel, operations and resources.
Fees, expenses and profitability. The Board compared both the services to be rendered and the proposed fees to be paid to DMC with the fees that DMC receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds.
In particular, the Board compared each Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in that Fund’s peer group. The Board also received and considered information about the fee rates charged to other accounts and clients managed by DMC, including information about the differences in services provided to the non-registered investment company clients. The Board also discussed the anticipated costs and projected profitability of DMC in connection with its service as investment adviser to each Fund, including operational costs. In addition, the Board discussed the entrepreneurial risk undertaken by
Management in creating the Trust. After comparing each Fund’s proposed fees and total expense ratios with those of other funds in the Fund’s peer group, and in light of the nature, extent and quality of services proposed to be provided by DMC and MIMGL and the costs they expected to incur in rendering those services, the Board concluded that the level of fees proposed to be paid to DMC with respect to the Funds were fair and reasonable.
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement
at a Meeting Held on October 23, 2023 (continued)

27
The Board also considered that DMC and its affiliates may experience reputational “fall- out”
benefits based on the success of the Funds, but that such benefits are not easily quantifiable.
The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board next discussed potential economies of scale. Since the Trust is newly formed, the Trust and the Funds had not commenced operations, and the eventual aggregate amount of assets was uncertain, Management was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as each Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by DMC, but that a unitary advisory fee provides a level of certainty in expenses for the Funds.
Investment performance of the Funds and the Adviser. Because each Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the
Fund or the Adviser.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge
(i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at etf.macquarie.com
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at etf.macquarie.com; and (ii) on the SEC’s website at sec.gov.
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement
at a Meeting Held on October 23, 2023 (continued)

Board of trustees and officers addendum
Macquarie ETF Trust
28
An exchange traded fund is governed by a Board of Trustees (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs.
Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.
Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Interested Trustee
John Leonard
1
100 Independence
610 Market Street
Philadelphia, PA
1910-62354
1960
President,
Chief Executive
Officer,
and Trustee
Since October 2023 3 Executive Director and Global
Head of Equities-Macquarie Asset
Management
2
(2017-Present)
Head of Equities and Group
Managing Director – UBS Asset
Management (2008-2016)
None

29
Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Independent Trustees
Brian A. Swain
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1969
Chair and Trustee Since October 2023 3 Deputy Chief Investment Officer,
Howard University
(2018-Present)
Director, Montgomery County,
Maryland Employee Retirement
Plan’s Investment Trust
Beata Kirr
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1974
Trustee Since October 2023 3 Chief Impact Officer, Managing
Director, The Copia Group (May
2023-Present) Bernstein Private
Wealth
(March 2007– April 2023)
None

Board of trustees and officers addendum
Macquarie ETF Trust
30
Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Thomas F. Flannery
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1959
Trustee Since October 2023 3 Retired, since July 2021 Director, Computershare Trust
Company, NA a nationally
chartered bank
Officers
David F. Connor
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1963
Senior Vice President
and Assistant Secretary
Since October 2023 3 David F. Connor has served in
various capacities at different
times at Macquarie Asset
Management Public Investments
3
None
3

31
Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Richard Salus
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1963
Senior Vice President
and Chief Financial
Officer
Since October 2023 3 Richard Salus has served in
various capacities at different
times at Macquarie Asset
Management Public Investments
3
None
3
Daniel V. Geatens
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1972
Senior Vice President
and Treasurer
Since October 2023 3 Daniel Geatens has served in
various capacities at different
times at Macquarie Asset
Management Public Investments
3
None
3

Board of trustees and officers addendum
Macquarie ETF Trust
32
1
John Leonard is considered to be an “Interested Trustee” because he is an executive officer of the Manager.
2
Macquarie Asset Management is the Marketing name for certain companies comprising the asset management division of Macquarie Group, including the Fund’s Manager.
3
David F. Connor, Richard Salus, and Daniel V. Geatens serve in similar capacities for the Delaware Funds by Macquarie
®
, a fund complex that has the same investment
manager as the Trust. Messrs. Connor and Geatens also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager as the Trust.
Name,
Address
and Birth Year
Position(s)
Held with
the Trust
Length of Time
Served
1
Number of
Funds in Fund
Complex Overseen
by Trustee
Principal
Occupation(s)
During the
Past Five Years
Other
Directorships
Held by Trustee
During the
Past Five Years
Catherine A. DiValentino
100 Independence
610 Market Street
Philadelphia, PA
19106-2354
1979
Vice President, General
Counsel and Secretary
Since October 2023 3 Associate General Counsel,
Macquarie Asset Management,
since March 2022. Counsel,
Faegre Drinker Biddle & Reath
LLP, 2016-2022.
None

i
This page is not part of the annual report.
Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you.
We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice .
Information we may collect and
use
We collect personal information about you to
help us identify you as our potential, current,
or former customer; to process your requests
and transactions; to offer investment services
to you; or to tell you about our products or
services we believe you may want to use.
The type of personal information we collect
depends on the products or services you
request and may include the following:
Information from you: When you submit
your application or other forms or request
information on our products (online or
otherwise), you give us information such as
your name, address, Social Security number,
your financial account information, and your
financial history.
Information about your transactions: We
keep information about your transactions with
us, such as the products you buy from us;
the amount you paid for those products; your
investment activity; and your account balances.
Information from your employer: In
connection with administering your retirement
plan, we may obtain information about you from
your employer.
Information received from third parties: In
order to verify your identity or to prevent fraud,
we may obtain information about you from third
parties.
How we use your personal
information
We do not disclose nonpublic personal
information about our potential, current, and
former customers unless allowed or required by
law. We may share your personal information
within our companies and with certain service
providers. They use this information to
process transactions you have requested;
provide customer service; and inform you of
products or services we offer that you may
find useful. Our service providers may or may
not be affiliated with us. They include financial
service providers (for example, third-party
administrators; broker/dealers; and other
financial services companies with whom we
have joint marketing agreements). Our service
providers also include nonfinancial companies
and individuals (for example, consultants;
information services vendors; and companies
that perform mailing or marketing services
on our behalf). Information obtained from a
report prepared by a service provider may be
kept by the service provider and shared with
other persons; however, we require our service
providers to protect your personal information
and to use or disclose it only for the work they
are performing for us, or as permitted by law.
We also may provide information to regulatory
authorities, law enforcement officials,
and others to prevent fraud or when we
believe in good faith that the law requires

Privacy Notice
ii
This page is not part of the annual report.
disclosure. In the event of a sale of all or part
of our businesses, we may share customer
information as part of the sale. We do not
sell or share your information with outside
marketers who may want to offer you their own
products and services.
Security of information
Keeping your information safe is one of our
most important responsibilities. We maintain
physical, electronic, and procedural safeguards
to protect your information. Our employees
are authorized to access your information
only when they need it to provide you with
products and services or to maintain your
accounts. Employees who have access to your
personal information are required to keep it
strictly confidential. We provide training to our
employees about the importance of protecting
the privacy of your information.
Macquarie Asset Management (MAM) is the
asset management division of Macquarie
Group. MAM is an integrated asset manager
across public and private markets offering a
diverse range of capabilities, including real
assets, real estate, credit, equities, and multi-
asset solutions.
Other than Macquarie Bank Limited ABN
46 008 583 542 (“Macquarie Bank”), any
Macquarie Group entity noted in this
document is not an authorized deposit-
taking institution for the purposes of the
Banking Act 1959 (Commonwealth of
Australia). The obligations of these other
Macquarie Group entities do not represent
deposits or other liabilities of Macquarie
Bank. Macquarie Bank does not guarantee
or otherwise provide assurance in respect
of the obligations of these other Macquarie
Group entities. In addition, if this document
relates to an investment, (a) the investor
is subject to investment risk including
possible delays in repayment and loss of
income and principal invested and (b) none
of Macquarie Bank or any other Macquarie
Group entity guarantees any particular
rate of return on or the performance of
the investment, nor do they guarantee
repayment of capital in respect of the
investment.
This privacy practices notice is being
provided on behalf of the following:
Macquarie Management Holdings, Inc.
and each of its affiliates, such as direct or
indirect subsidiaries, and any fund or product
sponsored by or otherwise affiliated with
Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie
®
Macquarie ETF Trust
Macquarie Investment Management Austria
Kapitalanlage AG
Macquarie Investment Management Europe
Limited
Macquarie Investment Management Europe
S.A.
Macquarie Investment Management Global
Limited
Optimum Fund Trust
Revised May 2024

This page is not part of the annual report.
AR-STAX-TRST
(3546228)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie ETF Trust Internet Web site at
etf.macquarie.com
. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below.  For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

            a.         An understanding of generally accepted accounting principles and financial statements;

            b.         The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

            c.         Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

            d.         An understanding of internal controls and procedures for financial reporting; and

            e.         An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

            a.         Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

            b.         Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

            c.         Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

            d.         Other relevant experience.

            The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

            The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Thomas F. Flannery, Chair
Brian A. Swain

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $133,500 for the fiscal year ended March 31, 2024.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2024.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $1,362,878 for the registrant’s fiscal year ended March 31, 2024. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $0 for the fiscal year ended March 31, 2024. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2024.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2024.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2024. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)
up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)
up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund
Fs

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate
Fs
The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $24,428,000 for the registrant’s fiscal year ended March 31, 2024.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The independent board members are acting as the registrant's audit committee as specified in Section 3(a)(58)(B)
of the Securities Exchange Act of 1934
. The Audit Committee consists of the following Board members:
Thomas F. Flannery, Beata Kirr, and Brian A. Swain.

Item 6. Investments

            (a)        Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

            (b)        Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

            Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

            Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

            Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

            Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

            Not applicable.

Item 11. Controls and Procedures

            The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation

            Not applicable.

Item 14. Exhibits

(a)

(1) Code of Ethics

Not applicable.

(2)
Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

      Not applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

MACQUARIE ETF TRUST

/s/JOHN C. LEONARD
By:    John C. Leonard

Title: President and Chief Executive Officer

Date: June 6, 2024

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/JOHN C. LEONARD
By:    John C. Leonard

Title: President and Chief Executive Officer

Date: June 6, 2024

/s/RICHARD SALUS

By:    Richard Salus
Title: Chief Financial Officer
Date:    June 6, 2024